Performance Management - FRANKLIN SMALL CAP ENHANCED ETF	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236